Pensions and other post-employment benefits - Sensitivity analysis (Details) - United States. € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Discount rate for determining present values
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ 2,047
Decrease in assumption	€ (2,480)
Annual rate of increase in future compensation levels
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (121)
Decrease in assumption	€ 103
Pension growth rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (468)
Decrease in assumption	€ 406
Inflation rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (530)
Decrease in assumption	€ 448
Healthcare cost trend rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (17)
Decrease in assumption	15
Life expectancy
Sensitivity analysis
Increase in assumption	(998)
Decrease in assumption	€ 932
Change in life expectancy assumption	1 year